Guarantees, commitments and risks (Details 9) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Committed projects	€ 20,406
Not later than one year [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Committed projects	6,492
Later than one year and not later than two years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Committed projects	4,917
Later than two years and not later than three years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Committed projects	3,458
Later than three years and not later than four years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Committed projects	1,910
Later Than Four Years And Thereafter [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Committed projects	€ 3,629